Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Allowance for obsolete inventories	$ 284	$ 108	$ 87